Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Provision for Taxes on Income

Provision for Taxes on Income	Three Months Ended March 31,
	2019	2018
Provision for Taxes on Income	$13.3	$4.8
Effective Tax Rate	29.7%	6.2%

Following is the composition of income tax expense (benefit):

	2018	2017	2016
Current:
Federal	$45.1	$—	$—
Foreign	45.5	91.6	31.1
State	(2.3)	(0.1)	0.3
Total current tax expense	88.3	91.5	31.4
Deferred:
Federal	(56.8)	42.6	18.4
Foreign	(5.6)	(16.6)	(26.8)
State	1.7	(6.3)	2.5
2017 Tax Act	—	(33.1)	—
Total deferred tax benefit	(60.7)	(13.4)	(5.9)
Income taxes	$27.6	$78.1	$25.5